Stock-Based Compensation (Parenthetical) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Service Share-based Compensation, Tax Benefit from Compensation Expense	$ 11.2	$ 8.0	$ 5.3